OVERVIEW	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OVERVIEW	OVERVIEW
(a)Description of Business:
Innovid Corp. together with its consolidated subsidiaries, the “Company” or “Innovid” is a leading independent software platform that provides ad serving and creative services (together “Advertising Services”) for the creation, delivery, and measurement of TV ads across connected TV (“CTV”), mobile TV and desktop TV environments to advertisers, publishers and media agencies.
Innovid Corp. was originally incorporated as ION Acquisition Corp. 2 Ltd. (“ION”), a special purpose acquisition company, in Cayman Islands on November 23, 2020 for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization or other similar business combination with one or more businesses or entities.
On November 30, 2021  ION and Innovid Inc. (“Legacy Innovid”) closed the transaction as described below (the “Transaction”). Through several merges and name change Innovid Corp. was established and continues Legacy Innovid operating activity.
On June 24, 2021, ION, entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Inspire Merger Sub 1, Inc., a Delaware corporation and a direct, wholly owned subsidiary of ION (“Merger Sub 1”), Inspire Merger Sub 2, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of ION (“Merger Sub 2” and, together with Merger Sub 1, the “Merger Subs”), and Legacy Innovid.
On November 30, 2021, as contemplated by the Merger Agreement, ION consummated the merger transaction contemplated by the Merger Agreement (the “Closing”),  whereby (i) Merger Sub 1 merged with and into Legacy Innovid (the “First Merger”) with Legacy Innovid continuing as the surviving corporation of the First Merger, (ii) immediately following the First Merger, Legacy Innovid merged with and into Merger Sub 2 (the “Second Merger” and together with the First Merger, the “Mergers”) with Merger Sub 2 continuing as the surviving entity of the Second Merger. Immediately following the Second Merger, ION changed its name to “Innovid Corp.” In addition, ION entered into certain subscription agreements (“PIPE Investment”).The Mergers and PIPE Investment are collectively referred to as “the Transaction”. In addition, in connection with the Closing, PIPE investors purchased equity securities of Legacy Innovid Stockholders (the “Secondary Sale Transaction”) for an aggregate purchase price of $68,855 (the “Secondary Sale Amount”). See Note 5 for further details.
The Company common stock and warrants commenced trading on the NYSE under the symbols “CTV” and “CTVWS,” respectively, on December 1, 2021.
Innovid Corp. has subsidiaries in US, Israel, Argentina, U.K. and Australia.